PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2023
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
16. PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS

Accounting policy:

They are recognized as other expenses when the Company has a present or constructive obligation as a result of previous events, it is expected that an outflow of resources will be required to settle the obligation, and the amount can be estimated with reasonable certainty.

The chance of loss evaluation is comprised of existing facts, the hierarchy of laws, case law, the most recent court decisions, the legal system's relevance, and the opinion of outside counsel. Provisions are examined and altered for conditions, such as the expiration of the statute of limitations, the conclusion of tax audits, or the identification of additional exposures based on new matters or judicial decisions.

Provisions for lawsuits stemming from business combinations are valued at fair market value.

As of December 31, 2023, and December 31, 2022, the Corporation had contingent liabilities and judicial deposits pertaining to:

	Provision for lawsuits
	12/31/2023	12/31/2022
Tax	813,732	747,647
Civil, environmental and regulatory	512,979	662,052
Labor	387,692	391,487
	1,714,403	1,801,186

	Judicial deposit
	12/31/2023	12/31/2022
Tax	652,236	585,988
Civil, environmental and regulatory	114,724	92,411
Labor	128,941	136,045
	895,901	814,444

Changes in provisions for lawsuits:

	Tax	Civil, environmental, and regulatory	Labor	Total
Balance as of January 1, 2022	647,610	585,034	411,417	1,644,061
Provisioned in the year	71,063	159,758	153,789	384,610
Write-offs by reversal / payment	(56,447)	(238,912)	(225,044)	(520,403)
Conversion effect	3,994	15,786	52	19,832
Interest (i)	81,427	140,386	51,273	273,086
Balance as of December 31,2022	747,647	662,052	391,487	1,801,186
Provisioned in the year	44,812	105,526	113,151	263,489
Write-offs by reversal / payment	(33,427)	(258,021)	(168,160)	(459,608)
Transfer	—	3,793	607	4,400
Interest (i)	54,700	(371)	50,607	104,936
Balance as of December 31,2023	813,732	512,979	387,692	1,714,403

(i)	Includes write-off of interest due to reversal.

The Company has debts secured by assPlease, put the word at same font sizeets or by means of cash deposits, bank guarantees or guarantee insurance.

The Company has probable indemnity lawsuits in addition to those mentioned, and as they represent contingent assets, they were not reported.

a) Probable losses

Tax:

The main tax proceedings for which the risk of loss is probable are described below:

	12/31/2023	12/31/2022
Compensation with FINSOCIAL(i)	326,220	312,721
INSS (ii)	100,149	98,657
ICMS credit(iii)	174,860	125,723
PIS and COFINS	33,244	30,446
IPI	63,358	60,852
IRPJ and CSLL	10,698	11,676
Other	105,203	107,572
	813,732	747,647

(i)	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.

(ii)	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court.

(iii)	ICMS required by the State of São Paulo resulting from disallowances of credits for diesel oil used in the agro-industrial production process. The Motions on Execution were dismissed as unfounded, as were the appeals that followed; and infraction notices relating to ICMS credits arising from materials used in the production process classified as “use and consumption”, which would not generate the right to credit

Labor claims:

The Company and its subsidiaries are parties to labor claims filed by former employees and outsourced service providers claiming among other things, compensation and indemnities. Additionally, the Company has public civil actions filed by the Labor Prosecutor's Office regarding alleged non-compliance with labor standards, working conditions and working environment. For claims deemed to have merit, the Company has signed Conduct Adjustment Agreements with the Brazilian authorities.

  Civil, environmental and regulatory lawsuits: The Company and its subsidiaries are involved in a number of Indemnity Lawsuits, Public Civil Actions, and Administrative Proceedings where, in the opinion of its legal counsel, the risk of loss is probable.

b) Possible losses

The main lawsuits for which we anticipate a risk of loss as possible are outlined below:

	12/31/2023	12/31/2022
Tax	15,703,294	16,079,589
Civil, environmental and regulatory	7,166,011	6,597,105
Labor	805,222	782,080
	23,674,527	23,458,774

Tax:

	12/31/2023	12/31/2022
Isolated fine - Federal tax (i)	792,496	762,613
Income tax and social contribution (ii)	6,316,155	6,297,550
ICMS -Tax on circulation of goods (iii)	2,962,716	2,987,853
IRRF (iv)	1,226,223	1,366,268
PIS and COFINS (v)	2,293,933	2,556,050
MP 470 installment of debts (vi)	381,060	388,166
Stock Grant Plan	60,863	68,846
IOF on loans (vii)	154,606	149,323
Reward Credit Compensation (viii)	143,322	138,753
IPI - Tax on industrialized products (ix)	374,471	374,274
INSS	159,007	161,037
Other	838,442	828,856
	15,703,294	16,079,589
(i)	Disregard of the REPORTO tax benefits, resulting in the application of a fine equal to 50% of the value of the acquired goods.
(ii)	Infraction notices and lawsuits have been issued by the Special Department of Federal Revenue of Brazil (Secretaria Especial da Receita Federal do Brasil) regarding (a) disallowance of amortization of goodwill expenses based on future profitability resulting from corporate operations; (b) capital gains on the sale of an equity interest; (c) labor provisions; and (d) still, there are infraction notices issued by the Federal Revenue Service in 2011, 2013 and 2019.

(iii)	The ICMS lawsuits primarily concern (a) the disallowance of ICMS credits related to the acquisition of diesel oil, goods supposedly classified as use and consumption, and suppliers whose state registrations were revoked, among others; (b) proof of delivery of goods sold with FOB clause; (c) ICMS on transport services for export; and (c) divergence in the application of legislation governing operations with tax substitution.

(iv)	Collection of IRRF on (a) alleged capital gain from the acquisition of foreign companies and (b) disallowance of IRRF compensation on swap transactions.
(v)	Disallowance of PIS and COFINS credits, calculated under the non-cumulative system, due to divergence in the concept of inputs.
(vi)	Applications for the payment in installment of federal tax debts are partially denied by the Special Department of Federal Revenue of Brazil due to insufficient tax losses to settle the respective debts.
(vii)	IOF charges related primarily to (a) current accounts maintained by the Company's subsidiaries and (b) financial transactions between group companies.
(viii)	Offset statements via the PERD/COMP electronic system that reference "premium credit" are considered as not declared by the Special Department of Federal Revenue of Brazil.
(ix)	Collection of IPI credits disallowed for the purchase of raw materials used in the production of immune products.

The Company has not identified effects of IFRIC 23 - Uncertainty over Income Tax Treatments that could significantly affect the Company’s consolidated financial statements.

Civil, environmental and regulatory:

	12/31/2023	12/31/2022
Civil	3,184,240	3,336,284
Environmental	2,330,683	1,764,671
Regulatory	1,651,088	1,496,150
	7,166,011	6,597,105

Several civil, environmental, and regulatory judicial and administrative proceedings involving the Company and its subsidiaries present a potential for loss. The majority of civil litigation consists of contractual and extracontractual claims for damages. In the environmental realm, the processes involve commitment terms, civil investigations, and public civil actions. Regarding cases involving substantial sums, the following are the most pertinent: Civil:

(i)	The Company is litigating an action for the collection of legal fees filed by Alexandre Saddy Chade and others, where they request that the Company and other defendants be ordered to pay alleged legal fees that would be owed to the plaintiffs and that would amount to amounts close to R$366,110. The case awaits judgment on the Plaintiffs' Appeal and the Company's Adhesive Appeal, which seeks to increase the sentence in succumbing amounts.

(ii)	The subsidiary Moove is a party to a lawsuit filed by Petroleum Comércio e Representações Ltda., seeking to order the company to pay material damages, loss of profits and a fine, alleging breach of contract. This process involves a total value of R$160,508. The judgment on the merits in the first instance is awaited.

(iii)	The indirect subsidiary Rumo Malha Sul is a party to the execution of a conduct adjustment agreement signed with the Federal Public Ministry, in which the latter alleges that Rumo would not be transporting cargo in the Presidente Prudente region and, as a result of this, requested the execution of a daily fine, as well as an increase in the value of the fine. Rumo, in turn, filed a declaratory action to give the correct interpretation to the TAC, since its commitment was to try to obtain cargo in sufficient volume to carry out transportation. Periodically, the Company holds seminars in the region, but so far it has not been able to attract anyone interested in providing services. The demands are in the first instance, awaiting a court decision. There was a request to suspend the demand to attempt an agreement and, in parallel, Malha Sul, União and ANTT signed an agreement with a view to be adapting the criteria used to determine the value for return of the section. The total contingency of the case is R$130,239, with 50% of the amounts provisioned and the remainder classified as possible.

(iv)	In November 2021, CADE, in the judgment of the administrative proceeding initiated based on the representation of a former client, among other points, condemned the subsidiary Rumo to pay a fine in the updated amount of R$339,811, a decision that was maintained in the judgment of the declaration embargoes. The establishment of such a value contradicts CADE's own precedents, whether in relation to the calculation basis or in relation to the rate used, which is why the Company filed an action to annul such decision, which is currently under appeal. Based on the technical analysis of its external legal team, Rumo assesses the risk of losing a portion in the amount of R$31,262 (for which it recorded a provision) as probable and classifies the difference as a possible contingency.

(v)	The indirect subsidiary Rumo Malha Paulista is a defendant, together with the Municipality of Jales and others, in a public civil action, in which the MPF alleges a lack of level crossing structure throughout the municipalities of the Jales subsection, as well as indiscriminate use of horn. The estimated risk is R$137,210. Environmental:

(vi)	On December 31, 2023, the subsidiary Moove was a defendant in a Public Civil Action (ACP) seeking payment of compensation for environmental pollution in the company Usina de Passivos area. Various PCAs were filed against different companies. In February 2024, there was a change in one of the PCAs, in which the amount attributed by the Public Prosecutor's Office was R$365,319 and the action was extinguished and filed. In another ACP, the company's liability was delimited and the amount, which was R$441,142, was increased to R$2,062.

(vii)	The indirect subsidiary Rumo Malha Paulista was fined, in 2013, by IBAMA (Brazilian Institute of the Environment and Natural Resources) for alleged damage to water resources. There was a defense presentation. In September 2021, the Company requested recognition of intercurrent prescription. Analysis of the merits of the matter is awaited. The amount involved is R$221,256.

(viii)	The indirect subsidiary Rumo Malha Sul was fined, in 2014, by IBAMA for alleged oil spills that did not comply with regulations. An administrative appeal was filed and a decision has been awaited at the administrative level since 2015. The amount involved is R$106,120. Regulatory:

(ix)	The indirect subsidiary Rumo Malha Sul was fined, in 2014, by IBAMA for alleged oil spills that did not comply with regulations. An administrative appeal was presented and a decision has been awaited at the administrative level since 2015. The amount involved is R$176,867.

(x)	The indirect subsidiary Malha Paulista is a party to a compensation action, filed by the former Rede Ferroviária Federal S/A (RFFSA), succeeded by the Union, due to the deactivation of the railway's electric traction system, the value of which claims totals R$356,284, for the which there is no provision. In February 2023, a judgment of unfoundedness was handed down. Awaiting judgment on the Union's appeal.

Labor:

	12/31/2023	12/31/2022
Labor claims	805,222	782,080
	805,222	782,080

The indirect subsidiary Rumo Malha Paulista is currently a party to a pending Labor Court Public Civil Action. This lawsuit originated from an inspection conducted on the Company MS Teixeira, which was subcontracted by Prumo Engenharia Ltda. ("Prumo Engenharia"), which, in turn, was subcontracted by Rumo. According to the inspection, MS Teixeira employees worked under degrading and slave-like conditions. Prumo Engenharia assumed full liability for the condition of these employees, including labor and contractual liabilities, as well as all damages resulting from the alleged subcontractors' working conditions. With the sanction by the then-Ministry of Labor and Employment, Prumo Engenharia rescinded the employment contracts of these workers, with the caveat that Rumo did not participate in these acts. In addition, a criminal investigation against Rumo was initiated and closed. Notwithstanding the above, the Public Ministry of Labor filed a public civil action (Ação Civil Pública - ACP) against Malha Paulista, without involving Prumo in the dispute, requesting the payment of compensation for collective pain and suffering in the order of R$100,000 (among other commitments), which was held partially valid, condemning the subsidiary in obligations to act and to refrain, as well as collective moral damages in the amount of R$15,000. Rumo entered into an agreement with the Public Ministry of Labor in which it agreed to comply with several obligations pertaining to working conditions and pay a total of R$20,000 in compensation to various social entities. Superior Labor Court upheld the validity of the agreement. After approval, the Attorney General's Office filed an appeal challenging only the allocation of the indemnity, arguing that the indemnity should have been allocated to the Worker Support Fund (Fundo de Amparo ao Trabalhador – FAT). The appeal awaits a decision. The outcome of the appeal will have no effect on Rumo. We consider the risk of provision as remote.